STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Collaboration revenue	$ 2,497	$ 0	$ 7,624	$ 0	$ 690	$ 0
Grant income	0	0	0	346	346	2,388
Total revenue	2,497	0	7,624	346	1,036	2,388
Operating expenses:
Research and development expense	3,502	2,413	11,279	8,329	13,659	10,124
General and administrative expense	1,270	849	4,806	2,736	3,539	5,408
Total operating expenses	4,772	3,262	16,085	11,065	17,198	15,532
Operating loss	(2,275)	(3,262)	(8,461)	(10,719)	(16,162)	(13,144)
Other income (expense), net:
Interest expense	(201)	(208)	(616)	(516)	(724)	0
Other income (loss), net	163	(56)	140	(64)	(55)	(7)
Total other income (loss), net	(38)	(264)	(476)	(580)	(779)	(7)
Net loss	$ (2,313)	$ (3,526)	$ (8,937)	$ (11,299)	$ (16,941)	$ (13,151)
Basic and diluted loss per common share	$ (1.34)	$ (36.09)	$ (48.73)	$ (103.15)	$ (74.16)	$ (121.63)
Basic and diluted weighted-average common shares outstanding	1,725,906	97,691	183,395	109,539	228,447	108,123